Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of fiscal year	$ 2,505	$ 9,015	$ 8,261
Gross (decreases) increases-prior period tax positions	(57)
Gross increases (decreases)-current period tax positions		(14)	1,048
Consent for accounting method change		(6,496)
Lapses in statute of limitations	(607)		(294)
Balance at end of fiscal year	$ 1,841	$ 2,505	$ 9,015